Note 12 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and Other Receivables

Note 12. Trade and Other Receivables

Accounting Policies

Trade receivables that do not contain a significant financing component are initially measured at the transaction price determined in accordance with the accounting policies for revenue (see Note 3). Other receivables are initially measured at their fair values plus, in the case of a receivable not at fair value through profit or loss, transaction costs. Transaction costs of receivables measured at fair value through profit or loss are expensed when incurred.

On initial recognition, Opera classifies a receivable as subsequently measured at amortized cost, or at fair value through profit or loss, depending on Opera’s business model for managing the receivable and the contractual cash flow characteristics. Receivables that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Receivables that do not meet the criteria for amortized cost are measured at fair value through profit or loss, with gains or losses recognized in the Statement of Operations as part of finance income or finance expense.

An allowance for expected credit losses (“ECLs”) is recognized for all receivables not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all cash flows that are expected to be received, discounted at the original effective interest rate. The expected cash flows will include cash flows from the sale of any collateral held or other credit enhancements that are integral to the contractual terms.

Opera applies a simplified approach for calculating ECLs on trade receivables. Under the simplified approach, Opera does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. Loss provisions are made at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no specific risk information is identified, Opera has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, having exhausted all commercially reasonable recovery actions and the failure of a debtor to make contractual payments for a period of greater than 180 days past due. Each trade receivable is assessed individually with respect to the timing and amount of write-off. Impairment losses on trade receivables are presented as credit loss expense within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Receivables are derecognized when the rights to receive cash flows have expired or have been transferred and Opera has transferred substantially all the risks and rewards of ownership. Any gain or loss arising on derecognition is recognized directly in the Statement of Operations together with any foreign exchange gains and losses. When the terms and conditions of a contract underlying a receivable are changed, Opera performs a quantitative and qualitative evaluation of whether the modification is substantial, that is, whether the cash flows of the original receivable and the modified or replacement receivable are substantially different. The evaluation considers the changes to the terms of the contract, including whether those give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. When the cash flows are substantially different, the contractual rights to cash flows from the original receivable are deemed to have expired.

Trade Receivables

The table below presents a disaggregation of trade receivables (in thousands):

	As of December 31,
	2023	2024
Trade receivables due from third-party customers	$76,468	$97,290
Trade receivables due from related parties (Note 17)	591	713
Total gross trade receivables	77,059	98,003
Allowance for expected credit losses	(7,677)	(5,180)
Trade receivables net of loss allowance	$69,382	$92,823

The credit loss allowance was determined as follows (in thousands, except for percentages):

		Past due
As of December 31, 2023:	Current	<30 days	30-60 days	61-90 days	>90 days	Total
Weighted-average expected credit loss rate	0.7%	1.2%	2.1%	3.1%	86.4%	10.0%
Gross carrying amount of trade receivables	$62,815	$4,116	$1,247	$634	$8,248	$77,059
Loss allowance as of December 31, 2023	$458	$47	$26	$20	$7,126	$7,677

		Past due
As of December 31, 2024:	Current	<30 days	30-60 days	61-90 days	>90 days	Total
Weighted-average expected credit loss rate	0.7%	1.7%	2.6%	3.8%	80.8%	5.3%
Gross carrying amount of trade receivables	$85,973	$4,793	$1,334	$387	$5,516	$98,003
Loss allowance as of December 31, 2024	$589	$83	$35	$15	$4,459	$5,180

The credit loss allowance for trade receivables as of year-end reconciles to the opening loss allowance as follows (in thousands):

	Year ended December 31,
	2023	2024
Loss allowance as of January 1	$4,062	$7,677
Write-offs	(252)	(1,982)
Increase (decrease) in loss allowance	4,066	(516)
Effect of movements in exchange rates	(199)	—
Loss allowance as of December 31	$7,677	$5,180

In 2024, previous provisions for credit losses on receivables due from certain specific customers in emerging markets were reversed as the receivables were settled, which contributed to a net reduction in the total loss allowance at the end of 2024 as compared to the end of 2023. See Note 15 for information about how Opera manages credit risk.

Receivables from Sale of Investments

Star X

In April 2022, Opera sold its 19.4% ownership interest in Star X to Kunlun, the ultimate parent of both Opera and Star X, for a fixed consideration of $83.5 million in cash, payable in three installments. The first installment of $28.4 million was received in connection with the closing of the transaction in 2022, while the remaining two installments of equal amounts were due at the end of 2023 and 2024, respectively. A simple annual interest of 3.5% accrued on the deferred payments. The receivable was classified as subsequently measured at amortized cost.

In June 2023, Opera and Kunlun entered into an amendment to the share transfer agreement in connection with Opera adopting a recurring dividend program (see Note 16). The amendment modified the payment terms. Specifically, dividends declared and payable to Kunlun’s holding of ordinary shares in Opera were to be offset against the receivable until the receivable, including accrued interest, became settled. This in lieu of Kunlun making the then remaining installment payments to Opera in cash. Such offsets totaled $25.1 million in 2023 and $33.0 million in 2024, after which the receivable was fully settled.

The table below shows the movements in the carrying amount of the receivable (in thousands):

	Year ended December 31,
	2023	2024
Carrying amount as of January 1	$56,374	$32,797
Interest income	1,556	165
Dividend set-off	(25,133)	(32,962)
Carrying amount as of December 31	$32,797	$—

Nanobank

In March 2022, Opera sold its 42.4% ownership interest in Nanobank for a fixed consideration of $127.1 million in cash, payable in eight equal installments over the following two years. The receivable was recognized at its estimated fair value of $120.3 million and subsequently measured at amortized cost. In August 2022, Opera and the buyer agreed to make certain modifications to the sales agreement, including to the total purchase price, payment period and installment amounts. The adjusted purchase price was $131.7 million, payable in 16 quarterly installments, the first of which had been made at the time the modified share transfer agreement was entered into. The modified share transfer agreement also introduced certain mechanisms which would potentially reduce the purchase price or trigger an immediate settlement in the form of the transfer of shares in any acquiring company following a sale or merger in which Nanobank would be the target entity sold or merged for consideration in equity of the acquirer. Because of the substantial modifications to the share transfer agreement, the contractual rights to cash flows from the original receivable were deemed to have expired. The original receivable was therefore derecognized, and a new receivable recognized at its estimated fair value. The terms of the modified share transfer agreement were not consistent with a basic financing arrangement and the new receivable was therefore subsequently measured at fair value through profit or loss.

As of December 31, 2022, fair value of the receivable was estimated to be $76.3 million based on an expected present value technique where the probability-weighted average of possible future cash flows and non-cash payments was discounted using a discount rate of 8.0%, which was based on the yield of U.S. treasury bonds with the same maturity as the receivable and a risk premium to capture the uncertainty with regard to amount and timing of future cash flows not reflected in the scenarios for future cash flows. This led to the recognition of a fair value loss on the receivable of $37.9 million in 2022.

In February 2023, Nanobank sold the majority of its business in Asia to OPay in exchange for shares in OPay. In connection with this, Opera and the third-party buyer of Opera’s former ownership stake in Nanobank agreed to treat the transaction as a full sale of Nanobank, triggering an immediate settlement of Opera’s receivable in the form of 58,785,744 Series C preferred shares in OPay. The settlement was based on the valuation applied in the transaction as well as an estimate for the value of Nanobank’s remaining business. Opera entered into a final share transfer agreement with the third-party buyer mirroring relevant provisions of the sales agreement between Nanobank and OPay, which included a defined target for financial performance over the 2023-2024 period for the Nanobank business acquired and a provision for the seller to return on a pro-rata basis the Series C preferred shares received as consideration if the cumulative financial performance over the 2023-2024 period fell short of the target. The estimated fair value of the shares in OPay received was $77.4 million, which reflected a 6% discount, equal to $4.9 million, due to the contingent obligation for some or potentially all of the shares to be returned after 2024. As the fair value of the shares was $1.1 million higher than the carrying amount of the receivable as of December 31, 2022, a gain on settlement of $1.1 million was recognized as part of finance income in 2023.

Other Current Receivables

The table below presents the items of other current receivables (in thousands):

	As of December 31,
	2023	2024
Value added tax	$5,781	$3,275
Receivable due from Kunlun (Note 17)	1,300	—
Other	678	1,284
Total other current receivables	$7,760	$4,560